Expense Example, No Redemption - THE GABELLI ASSET FUND	Apr. 30, 2021 USD ($)
Class A Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 706
Expense Example, No Redemption, 3 Years	981
Expense Example, No Redemption, 5 Years	1,277
Expense Example, No Redemption, 10 Years	2,116
Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	214
Expense Example, No Redemption, 3 Years	661
Expense Example, No Redemption, 5 Years	1,134
Expense Example, No Redemption, 10 Years	2,441
Class AAA Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	1,635
Class I Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	113
Expense Example, No Redemption, 3 Years	353
Expense Example, No Redemption, 5 Years	612
Expense Example, No Redemption, 10 Years	$ 1,352